Transactions with related parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other Liabilities	$ 3,557	$ 3,274
Other Receivables, Net, Current	79	37
General and Administrative Expense	70,542	70,778	$ 54,413
Management and Directors Fees [Member]
Related Party Transaction [Line Items]
Executive consultancy fees	737
Other Liabilities	225	178
Consultancy fees	793	789	569
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
Other Receivables, Net, Current	45	2
General and Administrative Expense	0	130	176
Iblea Ship Management Limited and Megara Shipmanagement Ltd. [Member]
Related Party Transaction [Line Items]
Other Liabilities	3,332	3,096
Related Party Transaction, Amounts of Transaction	$ 3,335	$ 2,575	$ 2,728